Note 1 - Organizational and Significant Accounting Policies (Detail) - Estimated Useful Lives of Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Display Equipment for Trade Shows [Member]
Estimated useful lives	3 years
Leasehold Improvements and Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful lives	10 years
Leasehold Improvements and Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful lives	15 years
Shop Equipment [Member]
Estimated useful lives	7 years	7 years
Computer Equipment [Member]
Estimated useful lives	3 years